Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,133	$ 2,597	$ 13,306
Accounts receivable, net of reserves	1,254	1,459	1,245
Prepaid expenses and other current assets	436	997	1,442
Inventories	290	227	316
Total current assets	4,113	5,280	16,309
Property and equipment, net	99	165	368
Right-of-use assets	515	528	282
Restricted cash		258	251
Other assets	32	31	163
Total assets	4,759	6,262	17,373
Current liabilities:
Accounts payable	2,551	1,261	881
Accrued liabilities	2,494	2,863	3,402
Current portion of long-term debt	229	166	403
Short-term debt		670	764
Current maturities of lease liabilities	192	159	77
Total current liabilities	5,466	5,119	5,527
Non-current liabilities:
Long-term debt	1,334	1,430	2,315
Non-current maturities of lease liabilities	387	427	272
Warrant liabilities	92	1,651	2,280
Total liabilities	7,279	8,627	10,394
Commitments and contingencies
Stockholders’ deficit:
Common stock, value	16	11	8
Additional paid-in capital	527,473	515,927	508,584
Accumulated deficit	(530,009)	(518,303)	(501,613)
Total stockholders’ deficit	(2,520)	(2,365)	6,979
Total liabilities and stockholders’ deficit	$ 4,759	$ 6,262	$ 17,373